AGENT DEFERRED COMPENSATION PLAN (SCHEDULE OF EXPECTED BENEFIT PAYMENTS) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
2015	$ 6.5
2016	6.8
2017	7.1
2018	7.7
2019	8.0
2020 - 2024	$ 47.4